Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues
Operating expenses:
Executive compensation			150,000	150,000
Legal and professional fees			88,767
Investor relations			53,334
Consulting fees			75,170
Sales and marketing			666
Research and development			0	0
Amortization of license			4,603
Depreciation of equipment			2,704
Other operating expenses			53,258
Total operating expenses			428,502	150,000
Operating (loss)			(428,502)	(150,000)
Other income (expenses):
Gain (loss) from derivative liability			9,809,916	(10,401,881)
Interest expense			(923,274)	(1,177,860)
Gain on extinguishment of debt			(160,807)
Consulting fees relating to the Mutual Release and Settlement Agreement dated July 19, 2021 with Y.A. Global Investments, LP (Note H)			(350,000)
Total other income (expenses) - net			8,697,449	(11,579,741)
Income (loss) before income taxes			8,268,947	(11,729,741)
Income tax provision
Net income (loss)			$ 8,268,947	$ (11,729,741)
Basic and diluted net loss per common share:
Net income (loss) per common share – basic and diluted			$ 0.00	$ (0.00)
Basic and diluted weighted-average common shares outstanding
Basic and diluted weighted-average common shares outstanding			14,804,048,985	13,513,561,065
Gain on extinguishment of debt			$ 160,807
Coroware, Inc. and Subsidiaries [Member]
Revenues
Operating expenses:
Executive compensation	37,500	37,500
Legal and professional fees	44,056
Investor relations	20,664
Consulting fees	15,221
Sales and marketing	14,183
Research and development	4,099
Amortization of license	7,904
Depreciation of equipment	3,830
Other operating expenses	110,057
Total operating expenses	257,514	37,500
Operating (loss)	(257,514)	(37,500)
Other income (expenses):
Gain (loss) from derivative liability	(571,095)	(5,684,891)
Interest expense	(220,928)	(299,982)
Gain on extinguishment of debt
Total other income (expenses) - net	(792,023)	(5,984,873)
Income (loss) before income taxes	(1,049,537)	(6,022,373)
Income tax provision
Net income (loss)	$ (1,049,537)	$ (6,022,373)
Basic and diluted net loss per common share:
Net income (loss) per common share – basic and diluted	$ (0.00)	$ 0.00
Basic and diluted weighted-average common shares outstanding
Basic and diluted weighted-average common shares outstanding	18,285,313,740	15,535,075,398
Gain on extinguishment of debt